INCOME TAX AND CONTRIBUTION - Schedule of Reconciliation of the Effective Income Tax Rate (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before income tax and social contribution	R$ (1,400,670)	R$ 1,468,007	R$ (2,893,801)	R$ 3,121,643
Combined nominal tax rate	34.00%	34.00%	34.00%	34.00%
Taxes calculated at nominal rates	R$ 476,228	R$ (499,122)	R$ 983,892	R$ (1,061,359)
Adjustments to determine the effective rate
Unrecorded and recorded benefit no tax losses and temporary differences	(1,838,095)	41,434	5,965,235	552,039
Mark to market of convertible instruments	0	482,010	0	549,158
Permanent differences	920,717	(24,334)	341,387	(39,871)
Rate differential	510,930	0	223,005	0
Others	(69,780)	0	8	6
Total income tax and social contribution expenses	0	(12)	7,513,527	(27)
Current income tax and social contribution	0	(12)	(1,877)	(27)
Deferred income tax and social contribution	0	0	7,515,404	0
Income tax and social contribution credit	R$ 0	R$ (12)	R$ 7,513,527	R$ (27)
Effective rate	0.00%	0.00%	(260.00%)	0.00%